Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia Real Estate Equity Fund), Class Z Shares)	0 Months Ended
May 01, 2013
(Columbia Real Estate Equity Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	35.47%
Annual Return 2004	31.08%
Annual Return 2005	7.25%
Annual Return 2006	33.81%
Annual Return 2007	(17.38%)
Annual Return 2008	(34.66%)
Annual Return 2009	27.27%
Annual Return 2010	26.29%
Annual Return 2011	6.73%
Annual Return 2012	17.28%